UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. The schedule of investments for the nine-month period ended July 31, 2017 is filed herewith.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.1%)
AUSTRALIA (1.2%)
Health Care (1.2%)
CSL Ltd. (a)	26,700	$2,690,084

BRAZIL (1.1%)
Energy (1.1%)
Ultrapar Participacoes SA, ADR	103,300	2,445,111

CANADA (3.2%)
Materials (1.6%)
Potash Corp. of Saskatchewan, Inc.	212,400	3,799,093

Telecommunication Services (1.6%)
TELUS Corp.	101,900	3,680,415

		7,479,508

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	17,300	3,584,218

GERMANY (6.3%)
Health Care (4.7%)
Bayer AG (a)	38,100	4,825,791
Fresenius Medical Care AG & Co. KGaA (a)	64,900	6,120,098

		10,945,889

Materials (1.6%)
Linde AG (a)	19,900	3,796,137

		14,742,026

HONG KONG (7.5%)
Financials (3.4%)
AIA Group Ltd. (a)	1,000,600	7,870,224

Industrials (3.3%)
Jardine Matheson Holdings Ltd. (a)	84,600	5,396,545
MTR Corp. Ltd. (a)	382,200	2,207,044

		7,603,589

Real Estate (0.8%)
Swire Pacific Ltd., Class A (a)	201,000	2,002,795

		17,476,608

INDIA (1.2%)
Financials (1.2%)
HDFC Bank Ltd., ADR	28,300	2,738,874

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	53,500	$5,659,230

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	102,900	3,245,466

JAPAN (15.4%)
Consumer Discretionary (1.3%)
Shimano, Inc. (a)	21,500	3,152,123

Consumer Staples (3.4%)
Japan Tobacco, Inc. (a)	227,400	7,901,951

Financials (1.2%)
Japan Exchange Group, Inc. (a)	159,200	2,857,211

Health Care (1.1%)
Sysmex Corp. (a)	43,700	2,501,614

Industrials (1.5%)
FANUC Corp.(a)	16,700	3,414,394

Information Technology (1.6%)
Keyence Corp.(a)	8,100	3,741,505

Materials (3.0%)
Shin-Etsu Chemical Co. Ltd. (a)	76,100	6,960,482

Real Estate (2.3%)
Daito Trust Construction Co. Ltd. (a)	31,500	5,324,238

		35,853,518

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(b)(c)	1,424,182	0

MEXICO (2.8%)
Consumer Staples (2.8%)
Fomento Economico Mexicano SAB de CV, ADR	64,200	6,476,496

PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc. (a)	2,972,600	2,473,966

REPUBLIC OF SOUTH KOREA (0.9%)
Consumer Staples (0.9%)
Amorepacific Group(a)	19,100	2,073,121

SINGAPORE (5.0%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd. (a)	308,729	2,585,716

Real Estate (1.8%)
City Developments Ltd. (a)	487,900	4,049,891

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

Telecommunication Services (2.1%)
Singapore Telecommunications Ltd. (a)	1,686,100	$4,935,607

		11,571,214

SOUTH AFRICA (1.3%)
Telecommunication Services (1.3%)
MTN Group Ltd. (a)	340,700	3,063,512

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares(a)	127,000	4,593,301

SWITZERLAND (9.7%)
Consumer Staples (2.7%)
Nestle SA(a)	74,300	6,271,626

Health Care (7.0%)
Novartis AG(a)	87,700	7,470,086
Roche Holding AG (a)	34,500	8,734,340

		16,204,426

		22,476,052

TAIWAN (3.8%)
Information Technology (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,232,000	8,751,768

THAILAND (2.0%)
Financials (2.0%)
Kasikornbank PCL (a)	767,400	4,565,251

UNITED KINGDOM (20.8%)
Consumer Discretionary (2.5%)
Whitbread PLC (a)	114,600	5,819,385

Consumer Staples (1.9%)
British American Tobacco PLC (a)	68,800	4,279,755

Energy (3.6%)
John Wood Group PLC (a)	345,500	2,788,378
Royal Dutch Shell PLC, B Shares (a)	197,000	5,612,078

		8,400,456

Financials (3.9%)
Prudential PLC (a)	214,400	5,231,465
Standard Chartered PLC (a)(b)	349,000	3,901,215

		9,132,680

Industrials (3.6%)
Experian PLC(a)	216,400	4,299,055
Rolls-Royce Holdings PLC (a)(b)	351,600	4,119,669

		8,418,724

Materials (1.0%)
BHP Billiton PLC (a)	132,300	2,412,359

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

Telecommunication Services (4.3%)
Inmarsat PLC (a)	354,100	$3,623,923
Vodafone Group PLC (a)	2,154,100	6,314,428

		9,938,351

		48,401,710

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA (a)	1,401,800	5,870,371

VENEZUELA (0.0%)
Financials (0.0%)
Banco Venezolano de Credito SA (a)(b)(c)	156	0

Industrials (0.0%)
Cemex Venezuela SACA-I (a)(b)(c)	15,843,815	0

		0

Total Common Stocks		216,231,405

CLOSED-END FUNDS (0.0%)
RUSSIA (0.0%)
Financials (0.0%)
Renaissance Pre-IPO Fund (a)(b)(c)	92,634	0

Total Closed-End Funds		0

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (a)(b)(c)	49,500,000	0
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (a)(b)(c)	20,000,000	0

		0

Total Government Bonds		0

PREFERRED STOCKS (8.2%)
BRAZIL (2.9%)
Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares	697,310	6,708,122

GERMANY (2.6%)
Consumer Staples (2.6%)
Henkel AG & Co. KGaA, Preferred Shares (a)	42,700	6,048,368

REPUBLIC OF SOUTH KOREA (2.7%)
Information Technology (2.7%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	3,600	6,207,061

Total Preferred Stocks		18,963,551

SHORT-TERM INVESTMENT (0.3%)
UNITED STATES (0.3%)
State Street Institutional U.S. Government Money Market Fund (d)	810,808	810,808

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

Total Short-Term Investment	$810,808

Total Investments (Cost $261,997,455) (e)—101.6%	236,005,764

Liabilities in Excess of Other Assets—(1.6)%	(3,777,019)

Net Assets—100.0%	$232,228,745

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2017.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (91.4%)
AUSTRALIA (1.2%)
Health Care (1.2%)
CSL Ltd.(a)	12,000	$1,209,027

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR	42,000	994,140

CANADA (3.0%)
Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	83,100	1,486,368

Telecommunication Services (1.5%)
TELUS Corp.	40,700	1,469,999

		2,956,367

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA(a)	7,200	1,491,698

GERMANY (6.1%)
Health Care (4.6%)
Bayer AG (a)	15,600	1,975,915
Fresenius Medical Care AG & Co. KGaA (a)	26,200	2,470,671

		4,446,586

Materials (1.5%)
Linde AG (a)	7,800	1,487,933

		5,934,519

HONG KONG (8.1%)
Financials (3.6%)
AIA Group Ltd. (a)	452,200	3,556,781

Industrials (3.6%)
Jardine Matheson Holdings Ltd. (a)	38,200	2,436,738
MTR Corp. Ltd.(a)	183,500	1,059,635

		3,496,373

Real Estate (0.9%)
Swire Pacific Ltd., Class A (a)	91,000	906,738

		7,959,892

INDIA (1.0%)
Financials (1.0%)
HDFC Bank Ltd., ADR	10,200	987,156

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	22,500	$2,380,050

ITALY (1.2%)
Energy (1.2%)
Tenaris SA, ADR	38,200	1,204,828

JAPAN (15.9%)
Consumer Discretionary (1.4%)
Shimano, Inc.(a)	9,500	1,392,798

Consumer Staples (3.5%)
Japan Tobacco, Inc. (a)	98,900	3,436,689

Financials (1.2%)
Japan Exchange Group, Inc. (a)	66,400	1,191,701

Health Care (1.1%)
Sysmex Corp. (a)	18,300	1,047,587

Industrials (1.6%)
FANUC Corp. (a)	7,600	1,553,856

Information Technology (1.7%)
Keyence Corp. (a)	3,600	1,662,891

Materials (3.1%)
Shin-Etsu Chemical Co. Ltd. (a)	33,100	3,027,489

Real Estate (2.3%)
Daito Trust Construction Co. Ltd. (a)	13,400	2,264,913

		15,577,924

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	24,400	2,461,472

PHILIPPINES (1.2%)
Real Estate (1.2%)
Ayala Land, Inc. (a)	1,342,300	1,117,138

REPUBLIC OF SOUTH KOREA (0.9%)
Consumer Staples (0.9%)
Amorepacific Group (a)	8,000	868,323

SINGAPORE (4.9%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd. (a)	138,362	1,158,831

Real Estate (1.6%)
City Developments Ltd. (a)	191,000	1,585,426

Telecommunication Services (2.1%)
Singapore Telecommunications Ltd. (a)	710,400	2,079,506

		4,823,763

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

SOUTH AFRICA (1.3%)
Telecommunication Services (1.3%)
MTN Group Ltd. (a)	144,500	$1,299,318

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares (a)	54,100	1,956,674

SWITZERLAND (9.6%)
Consumer Staples (2.5%)
Nestle SA (a)	29,300	2,473,199

Health Care (7.1%)
Novartis AG (a)	35,200	2,998,255
Roche Holding AG (a)	15,600	3,949,441

		6,947,696

		9,420,895

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	488,000	3,466,609

THAILAND (2.1%)
Financials (2.1%)
Kasikornbank PCL (a)	346,500	2,061,323

UNITED KINGDOM (19.5%)
Consumer Discretionary (2.3%)
Whitbread PLC (a)	45,411	2,305,969

Consumer Staples (1.9%)
British American Tobacco PLC (a)	30,100	1,872,393

Energy (3.3%)
John Wood Group PLC (a)	122,400	987,836
Royal Dutch Shell PLC, B Shares (a)	78,700	2,241,983

		3,229,819

Financials (3.6%)
Prudential PLC (a)	83,300	2,032,561
Standard Chartered PLC (a)(b)	136,700	1,528,069

		3,560,630

Industrials (3.3%)
Experian PLC (a)	93,200	1,851,534
Rolls-Royce Holdings PLC (a)(b)	121,700	1,425,949

		3,277,483

Materials (1.0%)
BHP Billiton PLC (a)	51,300	935,405

Telecommunication Services (4.1%)
Inmarsat PLC (a)	145,000	1,483,956

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

Vodafone Group PLC (a)	855,100	$2,506,600

		3,990,556

		19,172,255

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA (a)	574,600	2,406,274

Total Common Stocks		89,749,645

PREFERRED STOCKS (7.7%)
BRAZIL (2.6%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	261,225	2,512,984

GERMANY (2.5%)
Consumer Staples (2.5%)
Henkel AG & Co. KGaA, Preferred Shares (a)	17,600	2,493,004

REPUBLIC OF SOUTH KOREA (2.6%)
Information Technology (2.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	1,460	2,517,308

Total Preferred Stocks		7,523,296

Total Investments (Cost $96,139,524) (c)—99.1%		97,272,941

Other Assets in Excess of Liabilities—0.9%		858,915

Net Assets—100.0%		$98,131,856

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (13.0%)
UNITED STATES (13.0%)
Ally Auto Receivables Trust, Series 2016-2, Class A3 (USD), 1.35%, 05/15/2020	$1,111,000	$1,109,485
Ally Master Owner Trust, Series 2014-5, Class A2, (USD), 1.60%, 10/15/2019	727,000	727,144
American Express Credit Account Master Trust
Series 2014-1, Class A, (USD), 1.60%, 12/15/2021 (a)	2,627,000	2,638,289
Series 2017-1, Class A, (USD), 1.93%, 09/15/2022	1,502,000	1,508,471
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (USD), 2.63%, 12/20/2021 (b)	1,180,000	1,186,157
BMW Vehicle Lease Trust
Series 2015-2, Class A3 (USD), 1.40%, 09/20/2018	988,756	988,798
Series 2016-2, Class A3, (USD), 1.43%, 09/20/2019	758,000	756,442
Chase Issuance Trust
Series 2013-A9, Class A, (USD), 1.65%, 11/16/2020 (a)	2,243,000	2,252,139
Series 2015-A5, Class A5, (USD), 1.36%, 04/15/2020	1,483,000	1,481,836
Series 2016-A5, Class A5, (USD), 1.27%, 07/15/2021	1,356,000	1,345,037
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4, (USD), 1.65%, 07/24/2020 (a)	895,000	897,866
Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	1,324,000	1,365,122
CNH Equipment Trust
Series 2015-B, Class A4, (USD), 1.89%, 04/15/2022	1,660,000	1,663,965
Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	1,195,000	1,202,278
Discover Card Execution Note Trust
Series 2014-A1, Class A1, (USD), 1.66%, 07/15/2021 (a)	2,243,000	2,253,535
Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	1,805,000	1,792,962
Series 2017-A2, Class A2 (USD), 2.39%, 07/15/2024	818,000	828,548
Ford Credit Auto Owner Trust, Series 2017-1, Class A, (USD), 2.62%, 08/15/2028 (b)	1,464,000	1,484,002
Ford Credit Floorplan Master Owner Trust A
Series 2012-5, Class A, (USD), 1.49%, 09/15/2019	1,390,000	1,389,955
Series 2017-1, Class A1, (USD), 2.07%, 05/15/2022	1,012,000	1,014,683
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3, (USD), 1.61%, 12/20/2019	861,000	859,786
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, (USD), 2.73%, 03/25/2021 (b)	1,139,000	1,141,876
Honda Auto Receivables Owner Trust
Series 2016-3, Class A2, (USD), 1.01%, 10/18/2018	987,726	986,957
Series 2016-4, Class A2, (USD), 1.04%, 04/18/2019	1,592,347	1,589,757
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	495,000	495,409
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, (USD), 1.35%, 08/15/2019	1,535,000	1,531,606
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 1.75%, 03/25/2026 (a)	386,226	387,187
Series 2011-2, Class A1 (USD), 1.83%, 11/25/2027 (a)	832,021	836,628
Series 2013-2, Class A (USD), 1.68%, 06/25/2043 (a)	594,061	592,037
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	1,140,000	1,152,406
Series 2016-1, Class A (USD), 2.04%, 03/15/2022	1,558,000	1,565,154
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, (USD), 1.06%, 05/15/2019	1,006,175	1,004,810
Volvo Financial Equipment LLC, Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (b)	1,080,000	1,080,599

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, (USD), 1.68%, 10/20/2019 (a)	$1,220,000	$1,220,739

		42,331,665

Total Asset-Backed Securities		42,331,665

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.1%)
UNITED STATES (9.1%)
BANK, Series 2017-BNK4, Class A4 (USD), 3.63%, 05/15/2050	1,493,000	1,557,721
Barclays Commercial Mortgage Securities Trust, Series 2015-SLP, Class B (USD), 2.76%, 02/15/2028 (a)(b)	1,320,000	1,319,989
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM (USD), 1.91%, 06/11/2050 (a)(b)	945,148	945,170
Commercial Mortgage Trust
Series 2014-TWC, Class B (USD), 2.83%, 02/13/2032 (a)(b)	1,110,000	1,114,476
Series 2015-DC1, Class ASB (USD), 3.14%, 02/10/2048	1,030,000	1,059,501
FDIC Guaranteed Notes Trust, Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (b)	1,073,790	1,076,862
FREMF Mortgage Trust
Series 2012-K21, Class C, (USD), 3.94%, 07/25/2045 (a)(b)	1,246,583	1,272,182
Series 2012-K23, Class C, (USD), 3.66%, 10/25/2045 (a)(b)	721,000	726,584
GS Mortgage Securites Corp. Trust
Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (b)	1,560,000	1,586,313
Series 2017-GPTX, Class A (USD), 2.86%, 05/10/2034 (b)	925,714	931,865
Series 2017-GPTX, Class C (USD), 3.30%, 05/10/2034 (b)	1,165,000	1,170,070
GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class B (USD), 3.53%, 08/15/2032 (a)(b)	1,370,000	1,374,281
Hilton USA Trust, Series 2016-SFP, Class C, (USD), 4.12%, 11/05/2035 (b)	1,379,000	1,412,300
JP Morgan Mortgage Trust
Series 2016-5, Class A1 (USD), 2.61%, 12/25/2046 (a)(b)	881,649	885,605
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	712,137	730,246
Series 2017-2, Class A5, (USD), 3.50%, 05/25/2047 (b)	1,447,333	1,484,139
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class AS, (USD), 3.74%, 07/15/2050	980,800	1,013,087
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, (USD), 2.20%, 09/13/2031 (b)	1,496,000	1,483,092
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	114,166	114,061
Sequoia Mortgage Trust, Series 2017-1, Class B2, (USD), 3.64%, 02/25/2047 (a)(b)	692,113	659,265
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.39%, 01/05/2043 (a)(b)	620,000	587,640
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	960,000	839,147
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10 (USD), 3.50%, 11/25/2046 (a)(b)	874,502	892,368
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	1,220,000	1,270,409
Series 2015-LC22, Class ASB (USD), 3.57%, 09/15/2058	1,390,000	1,461,682
Series 2017-RC1, Class A4, (USD), 3.63%, 01/15/2060	1,536,000	1,600,836
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	880,000	891,612

		29,460,503

Total Commercial Mortgage-Backed Securities		29,460,503

NON-AGENCY MORTGAGE-BACKED SECURITIES (8.9%)
UNITED STATES (8.9%)
Agate Bay Mortgage Trust, Series 2016-3, Class A5 (USD), 3.50%, 08/25/2046 (a)(b)	950,447	975,805
Alternative Loan Trust, Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	685,210	675,993

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	$508,746	$487,709
Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 2.99%, 11/25/2035 (a)	667,207	663,379
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	471,446	490,523
Series 2015-PS1, Class A1 (USD), 3.75%, 09/25/2042 (a)(b)	792,988	812,703
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	1,034,038	1,047,771
Series 2013-7, Class A2 (USD), 3.00%, 08/25/2043 (a)(b)	834,734	837,264
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	974,848	971,985
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	655,744	679,971
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.43%, 01/25/2036 (a)	607,015	563,223
JP Morgan Mortgage Trust
Series 15-6, Class A13 (USD), 3.50%, 10/25/2045 (a)(b)	987,786	994,422
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	787,972	794,497
Series 2005-A4, Class 3A1 (USD), 3.32%, 07/25/2035 (a)	441,858	447,243
Series 2005-A5, Class 2A2 (USD), 3.62%, 08/25/2035 (a)	927,263	935,418
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	751,341	776,363
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	583,891	583,344
Series 2013-1, Class B1 (USD), 3.49%, 03/25/2043 (a)(b)	960,053	991,125
Series 2014-IVR3, Class 3A1 (USD), 2.81%, 09/25/2044 (a)(b)	616,534	619,002
Series 2014-IVR6, Class AM (USD), 2.82%, 07/25/2044 (a)(b)	774,844	774,221
Merrill Lynch Mortgage Investors Trust, Series 2007-3, Class 2A2 (USD), 3.56%, 09/25/2037 (a)	996,790	977,246
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A (USD), 1.78%, 12/08/2020 (a)	824,992	826,749
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	837,959	869,865
Series 2017-1A, Class A1, (USD), 4.00%, 02/25/2057 (a)(b)	1,750,893	1,829,551
Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	1,138,070	1,189,995
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	1,042,729	1,087,158
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (a)	940,578	914,533
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	925,345	900,476
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (a)	625,681	608,807
Series 2017-1, Class A4 (USD), 3.50%, 02/25/2047 (a)(b)	1,143,181	1,169,421
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	1,106,128	1,133,370
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.40%, 09/25/2037 (a)	686,686	683,262
Series 2007-4, Class 3A1 (USD), 4.49%, 09/25/2037 (a)	100,459	101,146
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 3.16%, 08/25/2035 (a)	812,123	813,819
Wells Fargo Mortgage Backed Securities Trust
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	658,975	657,616
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	227,383	226,914

		29,111,889

Total Non-Agency Mortgage-Backed Securities		29,111,889

CORPORATE BONDS (26.3%)
BELGIUM (0.5%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.90%, 02/01/2046	1,426,000	1,601,496

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

CANADA (0.6%)
Commercial Banks (0.6%)
National Bank of Canada (USD), 1.45%, 11/07/2017	$2,110,000	$2,110,042

CHILE (0.4%)
Electric Utilities (0.4%)
Celeo Redes Operacion Chile SA (USD), 5.20%, 06/22/2047 (b)(c)	1,238,000	1,244,190

GERMANY (0.4%)
Commercial Banks (0.4%)
KfW (AUD), 6.00%, 08/20/2020 (d)	1,500,000	1,331,242

NETHERLANDS (1.0%)
Commercial Banks (0.3%)
Cooperatieve Rabobank UA (USD), 4.38%, 08/04/2025	1,150,000	1,212,981

Electric Utilities (0.7%)
Enel Finance International NV (USD), 3.63%, 05/25/2027 (b)	2,200,000	2,220,570

		3,433,551

SPAIN (0.4%)
Commercial Banks (0.4%)
Banco Santander SA (USD), 3.50%, 04/11/2022	1,200,000	1,234,220

SUPRANATIONAL (1.4%)
Banks (1.4%)
International Bank for Reconstruction & Development
(NZD), 4.63%, 02/26/2019	3,140,000	2,439,800
Series GDIF (AUD), 3.50%, 04/29/2019	2,423,000	1,988,031

		4,427,831

SWEDEN (1.1%)
Commercial Banks (1.1%)
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	1,938,000	1,958,913
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	1,727,000	1,739,037

		3,697,950

SWITZERLAND (1.0%)
Commercial Banks (0.5%)
Credit Suisse Group Funding Guernsey Ltd. (USD), 3.80%, 09/15/2022	1,610,000	1,684,511

Metals & Mining (0.5%)
Glencore Funding LLC (USD), 4.00%, 04/16/2025 (b)	1,470,000	1,492,264

		3,176,775

UNITED KINGDOM (1.7%)
Commercial Banks (0.7%)
Santander UK Group Holdings PLC (USD), 3.57%, 01/10/2023	2,160,000	2,212,713

Miscellaneous Manufacturing (1.0%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	3,190,000	3,190,791

		5,403,504

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (17.8%)
Aerospace & Defense (0.5%)
United Technologies Corp. (USD), 3.75%, 11/01/2046	$1,770,000	$1,734,145

Auto Manufacturers (1.1%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	1,790,000	2,509,453
General Motors Co. (USD), 5.00%, 04/01/2035	1,220,000	1,242,499

		3,751,952

Beverages (0.7%)
Diageo Investment Corp. (USD), 7.45%, 04/15/2035	1,493,000	2,180,137

Commercial Banks (4.1%)
Bank of America Corp. (USD), 3.82%, 01/20/2028 (a)	1,511,000	1,542,553
Citigroup, Inc. (USD), 4.45%, 09/29/2027	1,720,000	1,810,068
Citizens Financial Group, Inc. (USD), 5.16%, 06/29/2023 (a)	1,540,000	1,580,790
Goldman Sachs Group, Inc. (The) (USD), 4.25%, 10/21/2025	1,145,000	1,191,557
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	1,940,000	2,084,524
Morgan Stanley
(USD), 4.00%, 07/23/2025	1,390,000	1,458,382
(USD), 3.59%, 07/22/2028 (a)	1,480,000	1,482,338
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	2,160,000	2,254,628

		13,404,840

Computers & Peripherals (0.4%)
Apple, Inc. (USD), 3.85%, 08/04/2046	1,290,000	1,286,192

Diversified Financial Services (0.3%)
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	950,000	1,021,654

Diversified Telecommunication Services (0.7%)
AT&T, Inc.
(USD), 4.90%, 08/14/2037	943,000	938,109
(USD), 4.75%, 05/15/2046	1,270,000	1,219,541

		2,157,650

Electric Utilities (2.8%)
Edison International (USD), 3.75%, 09/15/2017	4,470,000	4,482,194
Entergy Corp. (USD), 2.95%, 09/01/2026	803,000	779,985
Nevada Power Co., Series N (USD), 6.65%, 04/01/2036	1,730,000	2,327,938
Southern Power Co., Series F (USD), 4.95%, 12/15/2046	1,630,000	1,706,475

		9,296,592

Energy Equipment & Services (0.3%)
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.60%, 11/01/2024	1,120,000	1,098,032

Healthcare Products (0.2%)
Medtronic, Inc. (USD), 4.00%, 04/01/2043	580,000	577,824

Healthcare Providers & Services (0.6%)
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	1,890,000	1,902,174

Insurance (1.4%)
American International Group, Inc. (USD), 6.25%, 05/01/2036	1,596,000	2,011,293
Brighthouse Financial, Inc. (USD), 3.70%, 06/22/2027 (b)	1,020,000	1,009,991
Great-West Lifeco Finance Delaware LP (USD), 4.15%, 06/03/2047 (b)	1,446,000	1,458,207

		4,479,491

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Internet (0.9%)
eBay, Inc. (USD), 2.75%, 01/30/2023	$2,850,000	$2,835,513

Media (1.3%)
Time Warner Cos., Inc.
(USD), 7.57%, 02/01/2024	2,520,000	3,158,049
(USD), 6.95%, 01/15/2028	890,000	1,128,192

		4,286,241

Oil, Gas & Consumable Fuels (0.7%)
HollyFrontier Corp. (USD), 5.88%, 04/01/2026	1,423,000	1,532,379
Marathon Oil Corp. (USD), 5.20%, 06/01/2045	950,000	944,228

		2,476,607

Pharmaceutical (0.3%)
AbbVie, Inc. (USD), 4.45%, 05/14/2046	923,000	961,557

Semiconductors (0.6%)
Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD), 3.00%, 01/15/2022 (b)	1,892,000	1,920,844

Software (0.5%)
Electronic Arts, Inc. (USD), 3.70%, 03/01/2021	1,462,000	1,528,727

Transportation (0.4%)
FedEx Corp. (USD), 4.55%, 04/01/2046	1,150,000	1,219,424

		58,119,596

Total Corporate Bonds		85,780,397

MUNICIPAL BONDS (4.6%)
UNITED STATES (4.6%)
CALIFORNIA (3.0%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	1,280,000	1,574,246
(USD), 6.76%, 07/01/2034	1,770,000	2,471,150
State of California General Obligation Unlimited Bonds (Build America Bonds) (USD), 7.50%, 04/01/2034	2,750,000	4,009,335
University of California Revenue Bonds (USD), 4.06%, 05/15/2033	1,560,000	1,625,754

		9,680,485

CONNECTICUT (0.2%)
State of Connecticut General Obligation Unlimited Bonds (USD), 5.09%, 10/01/2030	770,000	844,028

MASSACHUSETTS (0.4%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series E (USD), 4.20%, 12/01/2021	1,200,000	1,285,812

NEW YORK (0.3%)
New York City Transitional Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.77%, 08/01/2036	760,000	937,103

PENNSYLVANIA (0.7%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds)
Series B (USD), 4.65%, 02/15/2026	1,050,000	1,141,319

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 5.35%, 05/01/2030	$1,100,000	$1,171,786

		2,313,105

		15,060,533

Total Municipal Bonds		15,060,533

GOVERNMENT BONDS (7.9%)
AUSTRALIA (1.0%)
Queensland Treasury Corp. (AUD), 2.75%, 08/20/2027 (b)	4,436,000	3,413,254

CANADA (3.0%)
Canada Housing Trust No 1
(CAD), 1.50%, 12/15/2021 (b)(d)	2,200,000	1,731,378
(CAD), 1.75%, 06/15/2022 (b)(d)	5,745,000	4,550,842
Canadian Government Bond (CAD), 0.50%, 03/01/2022	4,380,000	3,334,667

		9,616,887

INDONESIA (1.0%)
Indonesia Treasury Bond
Series FR56 (IDR), 8.38%, 09/15/2026	19,655,000,000	1,595,383
Series FR72 (IDR), 8.25%, 05/15/2036	20,596,000,000	1,639,302

		3,234,685

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (b)	730,000	725,791

SUPRANATIONAL (2.7%)
International Bank for Reconstruction & Development
(NZD), 3.50%, 01/22/2021	3,445,000	2,643,055
(NZD), 3.38%, 01/25/2022	3,256,000	2,478,480
International Finance Corp. (NZD), 3.63%, 05/20/2020	4,642,000	3,575,920

		8,697,455

Total Government Bonds		25,688,072

U.S. AGENCIES (16.5%)
UNITED STATES (16.5%)
Federal Home Loan Mortgage Corp.
(USD), 2.50%, 11/01/2031	1,830,622	1,846,619
(USD), 3.00%, 02/01/2032	1,453,223	1,498,295
(USD), 5.00%, 10/01/2041	999,391	1,099,190
(USD), 4.00%, 03/01/2042	1,558,152	1,653,054
(USD), 4.50%, 07/01/2042	2,845,581	3,057,932
(USD), 3.00%, 02/01/2043	855,154	861,700
(USD), 3.50%, 02/01/2044	2,549,907	2,639,991
(USD), 4.50%, 07/01/2044	1,345,851	1,443,099
(USD), 3.07%, 02/01/2045 (a)	1,260,710	1,291,968
(USD), 4.00%, 02/01/2046	1,787,849	1,884,014
(USD), 3.50%, 03/01/2046	1,031,021	1,063,078
(USD), 3.50%, 05/01/2046	1,616,463	1,666,722
(USD), 4.00%, 06/01/2046	1,208,033	1,273,011
(USD), 3.00%, 11/01/2046	1,232,243	1,235,497
(USD), 4.00%, 03/01/2047	1,031,985	1,088,867
(USD), 4.50%, 04/01/2047	1,350,647	1,449,929
Federal National Mortgage Association
(USD), 3.00%, 09/01/2030	1,400,620	1,445,485
(USD), 3.00%, 10/01/2030	1,345,546	1,387,347

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 3.50%, 08/01/2031	$1,310,441	$1,367,797
(USD), 2.50%, 01/01/2032	1,245,848	1,256,953
(USD), 3.50%, 06/01/2042	727,200	751,605
(USD), 4.00%, 06/01/2043	919,968	971,320
(USD), 4.00%, 11/01/2043	1,075,955	1,133,661
(USD), 4.50%, 03/01/2044	616,965	663,320
(USD), 4.50%, 08/01/2044	501,498	539,256
(USD), 3.07%, 01/01/2045 (a)	1,520,654	1,566,004
(USD), 3.50%, 06/01/2045	1,153,686	1,194,033
(USD), 3.50%, 07/01/2045	1,464,451	1,513,791
(USD), 3.50%, 06/01/2046	3,151,151	3,252,189
(USD), 4.00%, 07/01/2046	1,542,747	1,625,018
(USD), 4.50%, 09/01/2046	1,066,271	1,156,657
(USD), 3.00%, 11/01/2046	1,448,107	1,451,155
(USD), 4.50%, 01/01/2047	1,160,340	1,246,101
(USD), 4.00%, 02/01/2047	1,395,333	1,469,422
(USD), 2.91%, 06/01/2047 (a)	1,249,234	1,277,859
(USD), 4.00%, 08/01/2047	3,120,000	3,284,653

		53,606,592

Total U.S. Agencies		53,606,592

U.S. TREASURIES (10.3%)
UNITED STATES (10.3%)
U.S. Treasury Bond
(USD), 4.50%, 05/15/2038	5,020,000	6,452,266
(USD), 2.50%, 05/15/2046	3,202,400	2,946,583
(USD), 2.88%, 11/15/2046	3,135,500	3,116,881
(USD), 3.00%, 02/15/2047	4,147,700	4,227,415
U.S. Treasury Inflation Indexed Bond (USD), 0.75%, 02/15/2045 (e)	1,546,315	1,446,726
U.S. Treasury Note
(USD), 2.13%, 11/30/2023	2,000,000	2,011,954
(USD), 2.00%, 06/30/2024	3,284,500	3,263,203
(USD), 2.25%, 02/15/2027	8,014,800	7,988,816
(USD), 2.38%, 05/15/2027	2,039,000	2,053,575

		33,507,419

Total U.S. Treasuries		33,507,419

AGENCY MORTGAGE-BACKED SECURITIES (2.0%)
UNITED STATES (2.0%)
Structured Agency Credit Risk
Series 2014-HQ2, Class M2 (USD), 3.43%, 09/25/2024 (a)	1,240,000	1,284,956
Series 2015-DNA1, Class M2 (USD), 3.08%, 10/25/2027 (a)	1,330,000	1,368,387
Series 2016-DNA1, Class M2 (USD), 4.13%, 07/25/2028 (a)	1,240,000	1,291,559
Series 2016-DNA3, Class M2 (USD), 3.23%, 12/25/2028 (a)	1,239,000	1,272,104
Series 2016-HQA2, Class M2 (USD), 3.48%, 11/25/2028 (a)	1,386,000	1,433,320

		6,650,326

Total Agency Mortgage-Backed Securities		6,650,326

SHORT-TERM INVESTMENT (2.2%)
UNITED STATES (2.2%)
State Street Institutional U.S. Government Money Market Fund (f)	7,270,141	7,270,141

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Total Short-Term Investment	$7,270,141

Total Investments (Cost $323,594,703) (g)—100.8%	$328,467,537

Liabilities in Excess of Other Assets—(0.8)%	(2,650,658)

Net Assets—100.0%	$325,816,879

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Sinkable security.
(d)	This security is government guaranteed.
(e)	Inflation linked security.
(f)	Registered investment company advised by State Street Global Advisors.
(g)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian 3 Year Bond	56	09/15/2017	$6,943
United States Treasury Note 6%-2 year	74	09/29/2017	6,219
United States Treasury Note 6%-5 year	254	09/29/2017	53,945
United States Treasury Note 6%-10 year	75	09/20/2017	34,859
United States Treasury Note 6%-30 year	(16)	09/20/2017	14,000
United States Treasury Note 6%-Ultra Long	(104)	09/20/2017	6,001
United States Treasury Note 6%-Ultra Long	(2)	09/20/2017	(937)

			$121,030

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/23/2017	UBS	AUD	4,120,000	USD	3,255,743	$3,292,525	$36,782
Canadian Dollar/United States Dollar
08/14/2017	Royal Bank of Canada	CAD	4,210,000	USD	3,380,763	3,377,484	(3,279)
10/06/2017	Goldman Sachs	CAD	4,199,774	USD	3,302,410	3,371,550	69,140
Chilean Peso/United States Dollar
08/01/2017	JPMorgan Chase	CLP	2,228,920,000	USD	3,328,734	3,430,216	101,482
10/23/2017	JPMorgan Chase	CLP	2,137,190,000	USD	3,262,387	3,282,721	20,334
Colombian Peso/United States Dollar
08/01/2017	Citibank	COP	14,562,130,000	USD	4,885,509	4,876,581	(8,928)
08/01/2017	HSBC Bank	COP	9,707,460,000	USD	3,248,594	3,250,844	2,250
08/14/2017	Citibank	COP	5,003,100,000	USD	1,632,333	1,673,181	40,848
08/14/2017	HSBC Bank	COP	5,003,100,000	USD	1,633,532	1,673,181	39,649
08/31/2017	HSBC Bank	COP	9,945,065,000	USD	3,289,800	3,319,601	29,801
Euro/United States Dollar
08/01/2017	HSBC Bank	EUR	2,968,864	USD	3,329,426	3,514,542	185,116
08/01/2017	Royal Bank of Canada	EUR	5,973,136	USD	6,722,567	7,071,001	348,434
Hong Kong Dollar/United States Dollar
08/21/2017	Royal Bank of Canada	HKD	72,392,000	USD	9,321,334	9,272,935	(48,399)
Indian Rupee/United States Dollar
08/28/2017	Westpac Banking Corp.	INR	210,300,000	USD	3,253,404	3,267,459	14,055
08/30/2017	Citibank	INR	214,880,000	USD	3,297,476	3,337,769	40,293
Indonesian Rupiah/United States Dollar
10/05/2017	Citibank	IDR	22,002,345,000	USD	1,622,233	1,639,805	17,572
10/05/2017	Westpac Banking Corp.	IDR	22,002,345,000	USD	1,622,233	1,639,805	17,572
Japanese Yen/United States Dollar
08/21/2017	Goldman Sachs	JPY	380,621,394	USD	3,432,114	3,455,265	23,151
10/18/2017	UBS	JPY	366,630,000	USD	3,271,347	3,337,408	66,061
Malaysian Ringgit/United States Dollar
08/21/2017	Barclays Bank	MYR	15,550,000	USD	3,590,809	3,629,112	38,303
Mexican Peso/United States Dollar
08/21/2017	Citibank	MXN	62,856,711	USD	3,277,804	3,519,998	242,194
08/25/2017	HSBC Bank	MXN	57,470,000	USD	3,237,253	3,216,277	(20,976)
09/18/2017	Royal Bank of Canada	MXN	59,320,000	USD	3,234,929	3,307,161	72,232
New Russian Ruble/United States Dollar
08/21/2017	HSBC Bank	RUB	94,130,000	USD	1,640,896	1,568,551	(72,345)
09/21/2017	Goldman Sachs	RUB	392,680,000	USD	6,456,440	6,501,194	44,754
09/21/2017	HSBC Bank	RUB	196,340,000	USD	3,271,243	3,250,597	(20,646)
10/17/2017	Citibank	RUB	192,350,000	USD	3,184,602	3,167,364	(17,238)
New Zealand Dollar/United States Dollar
09/01/2017	Goldman Sachs	NZD	2,402,443	USD	1,694,563	1,803,257	108,694
Norwegian Krone/United States Dollar
08/21/2017	HSBC Bank	NOK	28,537,000	USD	3,418,852	3,630,878	212,026
08/21/2017	Royal Bank of Canada	NOK	26,113,000	USD	3,303,795	3,322,462	18,667

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty/United States Dollar
08/01/2017	Royal Bank of Canada	PLN	12,640,000	USD	3,389,040	$3,515,261	$126,221
South African Rand/United States Dollar
09/18/2017	HSBC Bank	ZAR	41,660,000	USD	3,089,983	3,137,023	47,040
South Korean Won/United States Dollar
08/03/2017	Barclays Bank	KRW	3,753,310,000	USD	3,287,187	3,354,032	66,845
08/21/2017	Barclays Bank	KRW	5,908,494,000	USD	5,197,250	5,280,549	83,299
Thai Baht/United States Dollar
09/13/2017	Goldman Sachs	THB	56,465,000	USD	1,670,068	1,697,253	27,185

						$121,984,842	$1,948,189

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/10/2017	Royal Bank of Canada	USD	3,281,256	AUD	4,329,713	$3,460,776	$(179,520)
10/16/2017	HSBC Bank	USD	3,305,834	AUD	4,237,255	3,386,576	(80,742)
10/23/2017	UBS	USD	3,273,397	AUD	4,120,000	3,292,525	(19,128)
United States Dollar/British Pound
09/22/2017	UBS	USD	3,323,981	GBP	2,610,000	3,449,542	(125,561)
United States Dollar/Canadian Dollar
08/14/2017	Barclays Bank	USD	3,259,889	CAD	4,210,000	3,377,484	(117,595)
08/21/2017	Goldman Sachs	USD	2,724,810	CAD	3,532,470	2,834,226	(109,416)
08/21/2017	Royal Bank of Canada	USD	3,288,470	CAD	4,365,000	3,502,194	(213,724)
10/06/2017	Royal Bank of Canada	USD	6,496,142	CAD	8,418,528	6,758,338	(262,196)
United States Dollar/Chilean Peso
08/01/2017	JPMorgan Chase	USD	3,360,098	CLP	2,228,920,000	3,430,216	(70,118)
United States Dollar/Colombian Peso
08/01/2017	Citibank	USD	4,919,696	COP	14,562,130,000	4,876,581	43,115
08/01/2017	HSBC Bank	USD	3,240,973	COP	9,707,460,000	3,250,844	(9,871)
08/14/2017	Barclays Bank	USD	1,654,465	COP	5,003,100,000	1,673,181	(18,716)
08/14/2017	HSBC Bank	USD	1,653,371	COP	5,003,100,000	1,673,181	(19,810)
United States Dollar/Euro
08/01/2017	Citibank	USD	3,384,894	EUR	3,000,000	3,551,401	(166,507)
08/01/2017	UBS	USD	6,671,915	EUR	5,942,000	7,034,142	(362,227)
10/18/2017	Citibank	USD	3,276,064	EUR	2,850,000	3,387,768	(111,704)
United States Dollar/Hong Kong Dollar
08/21/2017	HSBC Bank	USD	2,708,929	HKD	21,098,000	2,702,514	6,415
United States Dollar/Indian Rupee
08/30/2017	Citibank	USD	3,299,754	INR	214,880,000	3,337,769	(38,015)
United States Dollar/Indonesian Rupiah
08/28/2017	Citibank	USD	1,087,941	IDR	14,545,766,669	1,088,883	(942)
08/28/2017	Goldman Sachs	USD	1,088,185	IDR	14,545,766,667	1,088,883	(698)
08/28/2017	Westpac Banking Corp.	USD	1,088,267	IDR	14,545,766,664	1,088,883	(616)
10/05/2017	Citibank	USD	2,179,933	IDR	29,336,459,998	2,186,406	(6,473)
10/05/2017	Westpac Banking Corp.	USD	1,089,764	IDR	14,668,230,002	1,093,203	(3,439)
United States Dollar/Israeli Shekel
10/17/2017	Citibank	USD	3,267,827	ILS	11,640,000	3,278,708	(10,881)
United States Dollar/Japanese Yen
08/21/2017	Goldman Sachs	USD	3,436,793	JPY	380,621,394	3,455,265	(18,472)
United States Dollar/Malaysian Ringgit

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
08/21/2017	Barclays Bank	USD	1,819,139	MYR	7,775,000	$1,814,556	$4,583
08/21/2017	JPMorgan Chase	USD	1,819,139	MYR	7,775,000	1,814,556	4,583
United States Dollar/Mexican Peso
08/21/2017	Citibank	USD	3,321,081	MXN	62,856,711	3,519,998	(198,917)
08/25/2017	HSBC Bank	USD	3,251,431	MXN	57,470,000	3,216,277	35,154
09/05/2017	UBS	USD	3,247,363	MXN	58,300,000	3,256,983	(9,620)
09/18/2017	UBS	USD	3,218,799	MXN	59,320,000	3,307,161	(88,362)
United States Dollar/New Russian Ruble
08/21/2017	HSBC Bank	USD	1,635,906	RUB	94,130,000	1,568,551	67,355
09/21/2017	Citibank	USD	3,236,730	RUB	196,340,000	3,250,597	(13,867)
09/21/2017	Goldman Sachs	USD	7,021,891	RUB	428,720,000	7,097,870	(75,979)
United States Dollar/New Zealand Dollar
09/01/2017	Barclays Bank	USD	3,930,260	NZD	5,566,625	4,178,271	(248,011)
09/01/2017	HSBC Bank	USD	3,929,763	NZD	5,566,623	4,178,270	(248,507)
09/01/2017	Royal Bank of Canada	USD	4,457,411	NZD	6,295,622	4,725,452	(268,041)
United States Dollar/Norwegian Krone
08/21/2017	Barclays Bank	USD	3,409,056	NOK	28,537,000	3,630,878	(221,822)
08/21/2017	UBS	USD	3,289,198	NOK	26,113,000	3,322,462	(33,264)
United States Dollar/Polish Zloty
08/01/2017	Barclays Bank	USD	3,329,446	PLN	12,640,000	3,515,261	(185,815)
United States Dollar/South African Rand
09/05/2017	Barclays Bank	USD	3,245,089	ZAR	42,970,000	3,242,444	2,645
09/18/2017	HSBC Bank	USD	3,187,054	ZAR	41,660,000	3,137,023	50,031
United States Dollar/South Korean Won
08/03/2017	Citibank	USD	3,275,140	KRW	3,753,310,000	3,354,032	(78,892)
08/21/2017	Barclays Bank	USD	1,663,727	KRW	1,860,214,000	1,662,513	1,214
08/21/2017	Goldman Sachs	USD	3,618,121	KRW	4,048,280,000	3,618,035	86
08/28/2017	Barclays Bank	USD	3,269,939	KRW	3,656,610,000	3,268,150	1,789
United States Dollar/Thai Baht
09/13/2017	Westpac Banking Corp.	USD	1,656,555	THB	56,465,000	1,697,253	(40,698)

						$150,636,082	$(3,441,196)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.9%)
ARGENTINA (0.8%)
Aeropuertos Argentina 2000 SA (USD), 6.88%, 02/01/2027 (a)	$1,160,000	$1,206,400
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	1,031,000	1,092,674
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	535,000	593,781

		2,892,855

AUSTRALIA (0.2%)
FMG Resources August 2006 Pty Ltd. (USD), 4.75%, 05/15/2022 (a)	611,000	627,802

BARBADOS (0.5%)
Columbus Cable Barbados Ltd. (USD), 7.38%, 03/30/2021 (a)	1,675,000	1,788,062

BRAZIL (3.2%)
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)(c)	2,000,000	2,074,400
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	3,230,000	3,197,700
Petrobras Global Finance BV
(USD), 5.38%, 01/27/2021	3,450,000	3,544,875
(USD), 8.75%, 05/23/2026	2,000,000	2,350,000
QGOG Constellation SA (USD), 9.50%, 11/09/2024 (a)(b)(d)	1,140,000	891,480

		12,058,455

CANADA (6.3%)
Bombardier, Inc. (USD), 5.75%, 03/15/2022 (a)	705,000	715,575
First Quantum Minerals Ltd. (USD), 7.25%, 04/01/2023 (a)	1,300,000	1,339,000
Gateway Casinos & Entertainment Ltd. (USD), 8.25%, 03/01/2024 (a)	4,725,000	4,914,000
GFL Environmental, Inc.
(USD), 9.88%, 02/01/2021 (a)	3,235,000	3,501,887
(USD), 5.63%, 05/01/2022 (a)	280,000	289,100
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	5,164,000	4,324,850
(USD), 6.50%, 01/15/2025 (a)	1,014,000	981,045
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (e)(f)	7,230,000	2,029,677
Taseko Mines Ltd. (USD), 8.75%, 06/15/2022 (a)	1,733,000	1,722,169
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	526,000	532,575
Telesat Canada / Telesat LLC (USD), 8.88%, 11/15/2024 (a)	2,885,000	3,252,838

		23,602,716

CHILE (1.4%)
Latam Finance Ltd. (USD), 6.88%, 04/11/2024 (a)	1,172,000	1,201,886
VTR Finance BV (USD), 6.88%, 01/15/2024 (a)	3,935,000	4,195,694

		5,397,580

DOMINICAN REPUBLIC (0.5%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	1,765,000	1,905,953

EL SALVADOR (0.1%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	448,750

FRANCE (3.3%)
HomeVi SAS (EUR), 6.88%, 08/15/2021 (a)	1,173,000	1,440,726
SFR Group SA (USD), 6.00%, 05/15/2022 (a)	3,983,000	4,167,134

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

SFR Group SA
(EUR), 5.38%, 05/15/2022 (a)	$1,075,000	$1,328,274
(USD), 7.38%, 05/01/2026 (a)	978,000	1,058,685
SPCM SA (USD), 4.88%, 09/15/2025 (a)	4,200,000	4,310,250

		12,305,069

GEORGIA (0.1%)
BGEO Group JSC (USD), 6.00%, 07/26/2023 (a)	500,000	510,560

GERMANY (2.5%)
PrestigeBidCo GmbH (EUR), 6.25%, 12/15/2023 (a)	837,000	1,076,043
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)(g)	1,970,459	2,420,290
Senvion Holding GmbH (EUR), 3.88%, 10/25/2022 (a)	2,586,000	3,114,602
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (USD), 5.50%, 01/15/2023 (a)(g)	2,812,500	2,917,969

		9,528,904

GUATEMALA (0.3%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	545,000	579,744
Industrial Senior Trust (USD), 5.50%, 11/01/2022 (a)	500,000	505,000

		1,084,744

HUNGARY (0.1%)
Nitrogenmuvek Vegyipari Zrt (USD), 7.88%, 05/21/2020 (a)	500,000	520,350

ITALY (2.0%)
Snaitech SpA (EUR), 6.38%, 11/07/2021 (a)	436,000	556,427
Wind Acquisition Finance SA
(USD), 4.75%, 07/15/2020 (a)	2,235,000	2,260,144
(USD), 7.38%, 04/23/2021 (a)	4,623,000	4,813,005

		7,629,576

JERSEY (1.6%)
LHC3 PLC (EUR), 4.13%, 08/15/2024 (a)(d)	784,000	939,051
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	3,920,000	5,009,415

		5,948,466

KAZAKHSTAN (0.1%)
KazMunayGas National Co. JSC (USD), 7.00%, 05/05/2020 (a)	500,000	546,250

LUXEMBOURG (1.8%)
Accudyne Industries Borrower / Accudyne Industries LLC (USD), 7.75%, 12/15/2020 (a)	1,420,000	1,476,090
Altice Finco SA
(USD), 8.13%, 01/15/2024 (a)	950,000	1,030,750
(USD), 7.63%, 02/15/2025 (a)	1,960,000	2,102,100
ARD Finance SA (USD), 7.13%, 09/15/2023 (d)	1,200,000	1,288,992
Kleopatra Holdings 1 SCA (EUR), 8.50%, 06/30/2023 (a)(d)	762,000	888,525

		6,786,457

MEXICO (1.3%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	1,288,000	1,429,551
BBVA Bancomer SA (USD), 6.75%, 09/30/2022 (a)	535,000	607,225
Cemex SAB de CV (USD), 7.75%, 04/16/2026 (a)	903,000	1,036,193
Elementia SAB de CV (USD), 5.50%, 01/15/2025 (a)	611,000	641,489
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	602,255
Petroleos Mexicanos (USD), 5.38%, 03/13/2022 (a)	560,000	596,680

		4,913,393

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

NETHERLANDS (3.2%)
Constellium NV
(USD), 8.00%, 01/15/2023 (a)	$1,971,000	$2,074,478
(USD), 6.63%, 03/01/2025 (a)	2,344,000	2,344,000
ING Groep NV (USD), 6.50%, 04/16/2025 (b)(c)	2,027,000	2,188,146
Nostrum Oil & Gas Finance BV (USD), 8.00%, 07/25/2022 (a)	650,000	653,510
United Group BV (EUR), 4.38%, 07/01/2022 (a)	820,000	970,658
VimpelCom Holdings BV (USD), 4.95%, 06/16/2024 (a)	1,174,000	1,181,338
Ziggo Secured Finance BV (USD), 5.50%, 01/15/2027 (a)	2,620,000	2,711,700

		12,123,830

NIGERIA (0.8%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	1,075,000	1,102,412
United Bank for Africa PLC (USD), 7.75%, 06/08/2022 (a)	1,250,000	1,225,250
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	596,000	587,656

		2,915,318

PARAGUAY (0.1%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	500,000	534,375

PERU (0.6%)
Banco Internacional del Peru SAA Interbank (USD), 6.63%, 03/19/2029 (a)(b)	550,000	609,125
InRetail Consumer (USD), 5.25%, 10/10/2021 (a)	1,290,000	1,342,245
InRetail Shopping Malls (USD), 6.50%, 07/09/2021 (a)	282,000	295,677

		2,247,047

REPUBLIC OF IRELAND (0.9%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(USD), 7.25%, 05/15/2024 (a)	2,235,000	2,466,881
(GBP), 4.75%, 07/15/2027 (a)	656,000	874,182

		3,341,063

RUSSIA (1.2%)
Credit Bank of Moscow Via CBOM Finance PLC (USD), 5.88%, 11/07/2021 (a)	580,000	599,406
Evraz Group SA (USD), 6.50%, 04/22/2020 (a)	1,100,000	1,160,500
Global Ports Finance PLC (USD), 6.87%, 01/25/2022 (a)	500,000	525,237
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	525,011
Metalloinvest Finance DAC (USD), 5.63%, 04/17/2020 (a)	500,000	526,948
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	1,030,000	1,122,700

		4,459,802

SOUTH AFRICA (1.0%)
MTN Mauritius Investment Ltd. (USD), 6.50%, 10/13/2026 (a)	1,600,000	1,666,560
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(e)	2,017,000	2,027,085

		3,693,645

SPAIN (1.8%)
Codere Finance 2 Luxembourg SA (EUR), 6.75%, 11/01/2021 (a)	2,326,000	2,801,982
Obrascon Huarte Lain SA
(EUR), 4.75%, 03/15/2022 (a)	3,371,000	3,273,881
(EUR), 5.50%, 03/15/2023 (a)	629,000	610,409

		6,686,272

SWITZERLAND (0.4%)
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)(c)	1,339,000	1,501,354

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

TURKEY (1.4%)
Akbank T.A.S. (USD), 7.20%, 03/16/2027 (a)(b)	$949,000	$989,332
Turkiye Garanti Bankasi A.S. (USD), 6.25%, 04/20/2021 (a)	2,715,000	2,891,475
Turkiye Halk Bankasi A.S. (USD), 5.00%, 07/13/2021 (a)	500,000	498,407
Turkiye Sise ve Cam Fabrikalari A.S. (USD), 4.25%, 05/09/2020 (a)	500,000	506,538
Yasar Holding A.S. (USD), 8.88%, 05/06/2020 (a)	500,000	515,080

		5,400,832

UKRAINE (0.1%)
MHP SA (USD), 8.25%, 04/02/2020 (a)	500,000	532,500

UNITED KINGDOM (7.4%)
Boparan Finance PLC (GBP), 5.50%, 07/15/2021 (a)	1,995,000	2,592,879
Brighthouse Group PLC (GBP), 7.88%, 05/15/2018 (a)	2,000,000	1,910,492
Corral Petroleum Holdings AB (EUR), 11.75%, 05/15/2021 (a)(d)	2,290,000	2,968,439
CPUK Finance Ltd. (GBP), 4.25%, 08/28/2022 (a)	750,000	1,001,034
CYBG PLC (GBP), 8.00%, 12/08/2022 (a)(b)(c)	2,640,000	3,491,925
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,161,178
Inmarsat Finance PLC (USD), 4.88%, 05/15/2022 (a)	1,562,000	1,597,145
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,173,338
Matalan Finance PLC (GBP), 6.88%, 06/01/2019 (a)	1,480,000	1,894,588
Nationwide Building Society (GBP), 6.88%, 06/20/2019 (a)(b)(c)	1,280,000	1,769,052
New Look Secured Issuer PLC (GBP), 6.50%, 07/01/2022 (a)	1,264,000	1,134,051
Ocado Group PLC (GBP), 4.00%, 06/15/2024 (a)	811,000	1,062,481
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,401,468
TVL Finance PLC (GBP), 8.50%, 05/15/2023 (a)(g)	802,800	1,177,158
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)(g)	1,754,100	2,434,360

		27,769,588

UNITED STATES (47.9%)
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	3,753,000	3,806,480
Airxcel, Inc. (USD), 8.50%, 02/15/2022 (a)	2,055,000	2,178,300
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
(USD), 6.63%, 06/15/2024 (a)	1,256,000	1,180,640
(USD), 5.75%, 03/15/2025 (a)	3,096,000	2,770,920
Alliance Data Systems Corp. (USD), 5.88%, 11/01/2021 (a)	1,125,000	1,170,000
Alpine Finance Merger Sub LLC (USD), 6.88%, 08/01/2025 (a)	739,000	766,713
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	2,693,000	2,827,650
AMC Entertainment Holdings, Inc. (GBP), 6.38%, 11/15/2024	1,234,000	1,729,899
AMC Networks, Inc. (USD), 4.75%, 08/01/2025	209,000	210,839
American Axle & Manufacturing, Inc. (USD), 6.25%, 04/01/2025 (a)	5,500,000	5,479,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 5.50%, 04/01/2023	2,427,000	2,445,203
(USD), 6.38%, 04/01/2024 (a)	978,000	1,004,284
(USD), 5.25%, 03/15/2025 (a)	423,000	411,896
Axalta Coating Systems LLC (USD), 4.88%, 08/15/2024 (a)	870,000	898,275
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	3,944,000	4,032,740
Calpine Corp. (USD), 5.75%, 01/15/2025	3,260,000	3,044,025
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 5.75%, 02/15/2026 (a)	3,033,000	3,260,475
(USD), 5.50%, 05/01/2026 (a)	332,000	352,750
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	6,071,000	5,281,770
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	665,000	705,731
Series Y (USD), 7.50%, 04/01/2024	1,483,000	1,610,909
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	4,097,000	3,513,177

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (a)	$1,647,000	$1,702,586
Cheniere Corpus Christi Holdings LLC (USD), 5.88%, 03/31/2025	4,451,000	4,823,771
Citgo Holding, Inc. (USD), 10.75%, 02/15/2020 (a)	2,069,000	2,177,623
Continental Resources, Inc. (USD), 3.80%, 06/01/2024	3,952,000	3,655,600
CSVC Acquisition Corp. (USD), 7.75%, 06/15/2025 (a)	3,975,000	4,111,641
Diamond BC BV (EUR), 5.63%, 08/15/2025 (a)	833,000	1,000,404
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (e)(h)	1,500,000	73,125
Dynegy, Inc. (USD), 7.38%, 11/01/2022	2,840,000	2,868,968
EMI Music Publishing Group North America Holdings, Inc. (USD), 7.63%, 06/15/2024 (a)	3,130,000	3,474,300
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
(USD), 6.00%, 07/15/2023 (a)	3,606,000	3,125,951
(USD), 5.88%, 10/15/2024 (a)	200,000	207,000
Equinix, Inc. (USD), 5.88%, 01/15/2026	1,780,000	1,949,100
Fresh Market, Inc. (The) (USD), 9.75%, 05/01/2023 (a)	3,025,000	2,472,937
Frontier Communications Corp. (USD), 6.88%, 01/15/2025	4,745,000	3,761,931
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (f)	7,200,000	—
(USD), 8.38%, 07/15/2049 (f)	3,550,000	—
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (USD), 7.38%, 12/15/2023 (a)	400,000	431,000
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	3,430,000	3,035,550
HD Supply, Inc. (USD), 5.75%, 04/15/2024 (a)	2,691,000	2,882,734
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	2,628,000	2,562,300
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	1,641,000	1,673,820
Landry’s, Inc. (USD), 6.75%, 10/15/2024 (a)	4,185,000	4,290,880
Lennar Corp. (USD), 4.50%, 04/30/2024	624,000	648,960
Level 3 Financing, Inc.
(USD), 5.38%, 08/15/2022	2,729,000	2,804,047
(USD), 5.38%, 01/15/2024	1,000,000	1,052,500
Motors Liquidation Co. (USD), 8.88%, 10/15/2020 (f)	14,578,000	—
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	2,550,000	2,613,750
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	3,118,000	1,722,695
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	805,000	873,755
NRG Energy, Inc. (USD), 7.25%, 05/15/2026	928,000	981,360
Oasis Petroleum, Inc.
(USD), 6.50%, 11/01/2021	993,000	980,588
(USD), 6.88%, 01/15/2023	4,270,000	4,195,275
Park-Ohio Industries, Inc. (USD), 6.63%, 04/15/2027 (a)	224,000	237,020
PBF Holding Co. LLC / PBF Finance Corp. (USD), 7.25%, 06/15/2025 (a)	1,500,000	1,470,000
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,820,010
PetSmart, Inc.
(USD), 7.13%, 03/15/2023 (a)	2,476,000	2,240,780
(USD), 5.88%, 06/01/2025 (a)	105,000	100,800
(USD), 8.88%, 06/01/2025 (a)	469,000	444,378
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	3,410,000	3,499,512
Prestige Brands, Inc. (USD), 6.38%, 03/01/2024 (a)	428,000	459,565
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)(b)	4,500,000	4,460,625
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	2,315,000	1,886,725
Scientific Games International, Inc. (USD), 7.00%, 01/01/2022 (a)	1,897,000	2,020,305
Service Corp. International (USD), 5.38%, 05/15/2024	3,904,000	4,143,120
Sprint Corp. (USD), 7.88%, 09/15/2023	2,325,000	2,638,875
Summit Materials LLC / Summit Materials Finance Corp. (USD), 5.13%, 06/01/2025 (a)	24,000	24,660
Sunoco LP / Sunoco Finance Corp. (USD), 6.25%, 04/15/2021	4,339,000	4,534,255
T-Mobile USA, Inc. (USD), 6.00%, 04/15/2024	2,671,000	2,871,325
Tenet Healthcare Corp.
(USD), 6.75%, 06/15/2023	3,506,000	3,462,175
(USD), 4.63%, 07/15/2024 (a)	1,417,000	1,409,915

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

TerraForm Power Operating LLC (USD), 6.38%, 02/01/2023 (a)(i)	$4,732,000	$4,921,280
Ultra Resources, Inc. (USD), 6.88%, 04/15/2022 (a)	2,180,000	2,245,400
United Rentals North America, Inc. (USD), 5.50%, 07/15/2025	4,725,000	4,984,875
Valeant Pharmaceuticals International (USD), 6.38%, 10/15/2020 (a)	1,745,000	1,697,013
Valeant Pharmaceuticals International, Inc. (EUR), 4.50%, 05/15/2023 (a)	6,150,000	5,996,479
Whiting Petroleum Corp. (USD), 5.00%, 03/15/2019	4,550,000	4,476,062
WR Grace & Co-Conn (USD), 5.63%, 10/01/2024 (a)	1,830,000	1,971,825
Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 04/01/2023	1,873,000	1,973,674

		180,826,855

Total Corporate Bonds		350,528,423

GOVERNMENT BONDS (0.4%)
PARAGUAY (0.4%)
Paraguay Government International Bond (USD), 5.00%, 04/15/2026 (a)	1,620,000	1,727,325

Total Government Bonds		1,727,325

BANK LOANS (2.1%)
ITALY (0.8%)
Inter Media Communication (FCE) (EUR), 5.50%, 10/03/2017	2,558,330	3,028,552

UNITED STATES (1.3%)
Asurion LLC (USD), 8.73%, 08/31/2017	3,936,000	3,940,920
Lonestar Intermediate Super Holdings, LLC, Term Loan B (USD), 10.23%, 08/31/2017 (d)	800,000	816,000

		4,756,920

Total Bank Loans		7,785,472

SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund(j)	8,620,455	8,620,455

Total Short-Term Investment		8,620,455

Total Investments (Cost $369,173,810) (k)—97.7%		368,661,675

Other Assets in Excess of Liabilities—2.3%		8,740,599

Net Assets—100.0%		$377,402,274

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.09% of net assets as of July 31, 2017.
(f)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(g)	Sinkable security.
(h)	Security is in default.
(i)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(j)	Registered investment company advised by State Street Global Advisors.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

(k)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
British Pound/United States Dollar
09/01/2017	Citibank	GBP	44,000	USD	55,848	$58,111	$2,263
09/01/2017	Royal Bank of Canada	GBP	171,000	USD	222,888	225,839	2,951
Canadian Dollar/United States Dollar
08/10/2017	Citibank	CAD	278,000	USD	210,803	223,013	12,210
08/10/2017	UBS	CAD	167,000	USD	129,405	133,968	4,563
Euro/United States Dollar
08/10/2017	Goldman Sachs	EUR	6,209,000	USD	7,114,249	7,353,266	239,017
08/10/2017	Royal Bank of Canada	EUR	1,305,000	USD	1,482,650	1,545,500	62,850
08/10/2017	UBS	EUR	2,965,500	USD	3,340,541	3,512,016	171,475

						$13,051,713	$495,329

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
09/01/2017	Barclays Bank	USD	31,581,367	GBP	24,460,500	$32,304,909	$(723,542)
09/01/2017	Citibank	USD	1,037,774	GBP	811,000	1,071,085	(33,311)
09/01/2017	Goldman Sachs	USD	1,559,273	GBP	1,215,000	1,604,647	(45,374)
09/01/2017	HSBC Bank	USD	158,610	GBP	121,000	159,804	(1,194)
United States Dollar/Canadian Dollar
08/10/2017	Royal Bank of Canada	USD	2,022,372	CAD	2,766,000	2,218,901	(196,529)
08/10/2017	UBS	USD	209,199	CAD	278,000	223,013	(13,814)
United States Dollar/Euro
08/10/2017	Royal Bank of Canada	USD	38,377,818	EUR	34,923,000	41,359,010	(2,981,192)
08/10/2017	Westpac Banking Corp.	USD	570,957	EUR	523,000	619,384	(48,427)

						$79,560,753	$(4,043,383)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

At July 31, 2017, the Fund held the following centrally cleared credit default swaps:

Buy Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Credit Index	Fund Pays Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
12/20/2021	6,930,000	Receive	Markit CDX 5-year	Equal to 5.00%	$(454,339)	$(151,248)	2.89%

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2017 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

After February 21, 2017, fixed income securities are generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using mid prices, are now valued using bid prices. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and strategies employed by the Adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” size that may be affected at lower or higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term Fixed Income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

NQ Filing 2017

Notes to Statements of Investments (continued)

July 31, 2017 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended July 31, 2017, Select International Equity Fund and Select International Equity Fund II had transfers between Level 1 and Level 2 because there was a valuation factor applied at July 31, 2017 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at July 31, 2017. During the period ended July 31, 2017, Global High Income Fund and Total Return Bond Fund had no transfers between levels. For the period ended July 31, 2017, other than a change to the general valuation of fixed income securities to use bid prices rather than mid prices effective February 21, 2017, there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

NQ Filing 2017

Notes to Statements of Investments (continued)

July 31, 2017 (unaudited)

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Select International Equity Fund	$5,396,545	$8,751,768	$—
Aberdeen Select International Equity Fund II	2,436,738	3,466,609	—

The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)		LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	36,796,453		179,434,952	—	216,231,405
Closed-End Funds	—	(1)	—	—	—
Government Bonds	—	(1)	—	—	—
Preferred Stocks	6,708,122		12,255,429	—	18,963,551
Short-Term Investment	810,808		—	—	810,808

	44,315,383		191,690,381	—	236,005,764

[1]	Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	14,450,622	75,299,023	—	89,749,645
Preferred Stocks	2,512,984	5,010,312	—	7,523,296

	16,963,606	80,309,335	—	97,272,941

Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	42,331,665	—	42,331,665
Commercial Mortgage-Backed Securities	—	29,460,503	—	29,460,503
Non-Agency Mortgage-Backed Securities	—	29,111,889	—	29,111,889
Corporate Bonds	—	85,780,397	—	85,780,397
Municipal Bonds	—	15,060,533	—	15,060,533
Government Bonds	—	25,688,072	—	25,688,072
U.S. Agencies	—	53,606,592	—	53,606,592
U.S. Treasuries	—	33,507,419	—	33,507,419
Agency Mortgage-Backed Securities	—	6,650,326	—	6,650,326
Short-Term Investment	7,270,141	—	—	7,270,141
Other Financial Instruments
Assets
Futures Contracts	121,967	—	—	121,967
Forward Foreign Currency Exchange Contracts	—	2,356,970	—	2,356,970
Liabilities
Futures Contracts	(937)	—	—	(937)
Forward Foreign Currency Exchange Contracts	—	(3,849,977)	—	(3,849,977)

	7,391,171	319,704,389	—	327,095,560

NQ Filing 2017

Notes to Statements of Investments (continued)

July 31, 2017 (unaudited)

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	348,425,621	2,102,802	350,528,423
Government Bonds	—	1,727,325	—	1,727,325
Bank Loans	—	4,756,920	3,028,552	7,785,472
Short-Term Investment	8,620,455	—	—	8,620,455
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	495,329	—	495,329
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,043,383)	—	(4,043,383)
Credit Default Swap Contracts	—	(151,248)	—	(151,248)

	8,620,455	351,210,564	5,131,354	364,962,373

Amounts listed as “–” are $0 or round to $0.

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2017

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2017
BANK LOANS
Italy	$2,917,045	$9,471	$(29,532)	$252,887	$—	$(121,319)	$—	$—	$3,028,552	$252,887
COMMON STOCK
Norway	1,071,207	—	(25,999,162)	29,011,918	—	(4,083,963)	—	—	—	—
CORPORATE BONDS
Canada	1,886,603	8,139	—	134,935	—	—	—	—	2,029,677	134,935
United States	56,250	—	—	16,875	—	—	—	—	73,125	16,875

TOTAL	$5,931,105	$17,610	$(26,028,694)	$29,416,615	$—	$(4,205,282)	$—	$—	$5,131,354	$404,697

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 7/31/17 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Aberdeen Global High Income Fund
Bank Loans	$3,028,552	Broker Pricing	Bid/Ask Spread	$118.4	$118.4
Corporate Bonds	2,102,802	Broker Pricing/Last Sale	Bid/Ask Spread	4.9 - 28.1	24.1

Broker Pricing: Includes indicative broker quotes that cannot be corroborated by observable market data.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

The following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the date the enforceable right to acquire these private placement investments was obtained, along with the cost and values at July 31, 2017, are as follows:

NQ Filing 2017

Notes to Statements of Investments (concluded)

July 31, 2017 (unaudited)

	Shares/Face Amount	Acquisition Date	Right to Acquire Date	Cost	Market Value	Percentage of Net Assets
Aberdeen Global High Income Fund
SCM Insurance Services, Inc.	7,230,000	8/21/2014	8/21/2014	$6,574,984	$2,029,677	0.54%

c. Bank Loans

As of July 31, 2017, none of the Funds held unfunded commitments or bridge loans.

2. Tax Information

As of July 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Select International Equity Fund	$261,997,455	$30,915,345	$(56,907,036)	$(25,991,691)
Aberdeen Select International Equity Fund II	96,139,524	12,935,786	(11,802,369)	1,133,417
Aberdeen Total Return Bond Fund	323,594,703	6,300,722	(1,427,888)	4,872,834
Aberdeen Global High Income Fund	369,173,810	14,755,765	(15,267,900)	(512,135)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended, includes an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended July 31, 2017 is set forth below:

Affiliate	Shares Held July 31, 2017	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2017
Aberdeen Global High Income Fund
Deep Ocean	—	$—	$(4,083,963)	$—	$—

Amounts listed as “–” are $0 or round to $0.

NQ Filing 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 28, 2017